Debt Securities Available for Sale - Aggregate Amortized Cost and Fair Value of AFS by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Amortized cost
Amortized cost - Within 1 year	$ 4,965,664
Amortized cost - After 1 to 5 years	5,059,318
Amortized cost - After 5 to 10 years	1,083,476
Amortized cost - After 10 years	9,927,152
Amortized Cost	21,035,610	$ 17,542,125
Fair Value
Fair value - Within 1 year	4,982,300
Fair value - After 1 to 5 years	5,320,477
Fair value - After 5 to 10 years	1,142,059
Fair value - After 10 years	10,116,316
Fair Value	$ 21,561,152	$ 17,648,473